Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	30,000,000	300,000,000	300,000,000
Common stock, shares issued	15,721,220	15,072,864	13,722,033
Common stock, shares outstanding	15,721,220	15,072,864	13,722,033